Condensed Consolidated Statement of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net Loss	$ (10,330,829)	$ (5,445,177)	$ (24,922,052)	$ (10,503,611)	$ (27,545,255)
Other Comprehensive Income (Loss):
Foreign currency translation adjustment	21,699		23,383	(21,699)	(23,383)
Total Comprehensive Loss	$ (10,309,130)	$ (5,445,177)	$ (24,898,699)	$ (10,525,310)	$ (27,568,638)